Basis of preparation of the consolidated financial statements (Details ) $ in Thousands	Dec. 31, 2022 ARS ($)
Basis of preparation of the consolidated financial statements
Property, plant and equipment	$ 11,707,265
Biological assets	15,247,016
Inventories	199,446
Other non-financial assets	145,093
Trade and other receivables	600,349
Other financial assets	452,997
Cash and cash equivalents	191,121
Trade and other payables	(211,413)
Other non-financial liabilities	(45,269)
Compensation and employee benefits liabilities	(56,762)
Deferred income tax liabilities	(3,866,310)
Total identifiable net assets measured at fair value	$ 24,363,533